CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
Financial data relating to reportable operating segments:

	Year ended December 31, 2019
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$127,265	$104,665	$31,562	$263,492
Cost of revenues	80,038	53,263	34,314	167,615

Gross profit (loss)	47,227	51,402	(2,752)	95,877

Research and development, net	10,919	19,265	-	30,184
Selling and marketing	14,955	6,485	48	21,488
General and administrative	11,363	5,948	1,322	18,633

Operating income (loss)	9,990	19,704	(4,122)	25,572
Financial expenses, net				2,617

Income before taxes				22,955
Taxes on income (benefit)				(13,583)

Net income				$36,538

Depreciation and amortization expenses	$7,032	$3,871	$75	$10,978

	Year ended December 31, 2018
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$144,208	$97,180	$25,003	$266,391
Cost of revenues	93,745	47,995	30,614	172,354

Gross profit (loss)	50,463	49,185	(5,611)	94,037

Research and development, net	11,764	21,259	-	33,023
Selling and marketing	16,106	6,421	179	22,706
General and administrative	11,302	4,436	1,286	17,024

Operating income (loss)	11,291	17,069	(7,076)	21,284
Financial expenses, net				4,298

Income before taxes				16,986
Taxes on income (benefit)				(1,423)

Net income				$18,409

Depreciation and amortization expenses	$6,811	$6,128	$210	$13,149

	Year ended December 31, 2017
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$116,105	$88,397	$78,254	$282,756
Cost of revenues	81,920	46,493	71,848	200,261

Gross profit	34,185	41,904	6,406	82,495

Research and development, net	12,172	15,842	-	28,014
Selling and marketing	17,782	5,782	195	23,759
General and administrative	10,987	6,326	2,548	19,861

Operating income (loss)	(6,756)	13,954	3,663	10,861
Financial expenses, net				4,307

Income before taxes				6,554
Taxes on income (benefit)				(247)

Net income				$6,801

Depreciation and amortization expenses	$5,046	$7,902	$192	$13,140

Schedule of Revenues by Geographic Area
Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2019	2018	2017

Latin America	$81,622	$94,707	$132,134
Asia Pacific	44,181	39,381	34,586
North America	107,520	97,122	73,921
Europe, the Middle East and Africa	30,169	35,181	42,115

	$263,492	$266,391	$282,756

Schedule of Long-Lived Assets by Geographic Area
The Company's long-lived assets (property and equipment, net) are located as follows:

	December 31,
	2019	2018

Israel	$62,531	$64,018
Latin America	3,828	4,564
United States	6,159	5,620
Europe	9,025	9,117
Other	1,041	1,084

	$82,584	$84,403

Schedule of Revenues from Major Customers
The table below represents the revenues from major customers:

	Year ended December 31,
	2019	2018	2017

Customer A	16%	10%	28%
Customer B	12%	15%	*	)
Customer C	11%	* )	*	)
Customer D	* )	13%	*	)

*)          Less than 10%